SHAREHOLDER'S EQUITY - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Issued capital		R$ 12,481,683	R$ 12,377,999
Capital reserve		R$ 10,478,804	R$ 11,052,135
Dividend Rate		30.00%
Nominal common shares		1,379,584,737	1,375,158,636
Dividends declared and not yet distributed		R$ 180,772
Dividends declared and not yet distributed, per share		R$ 0.1315
Portion of minimum mandatory dividends		R$ 133,616
Hyperinflationary economy adjustment effect			R$ 66,788	R$ 59,818
Profit reserve related to retained earnings		871,223	120,166
Capital reserve [member]
Statements [Line Items]
Constitution of profit retention reserve	R$ 2,000,000	650,196	52,041
Increase (decrease) in equity	R$ 1,118	52,041	(147,592)
Increase (decrease) through other changes, equity		76,865	58,496
Profit Reserve [Member]
Statements [Line Items]
Constitution of profit retention reserve		870,749
Increase (decrease) in equity		751,057	R$ 269,186
Movement of stock option plans and restricted shares		(6,390)
Reclassification of subvention reserve		(113,302)
Natura Cosmetics [Member]
Statements [Line Items]
Total subscription price		13,274,894
Issued capital		3,397,746
Capital reserve		R$ 9,877,148